Annual Total Returns - FidelitySAIConvertibleArbitrageFund-PRO - FidelitySAIConvertibleArbitrageFund-PRO - Fidelity SAI Convertible Arbitrage Fund - Fidelity SAI Convertible Arbitrage Fund	Apr. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2023
Annual Return 2024	10.63%